Shelton Funds
1050 17th Street, Suite 1710
Denver, CO   80265-2077

January 13, 2015

VIA EDGAR

Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Shelton Funds (the “Funds”)
File Nos. 033-00499 and 811-04417

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), transmitted for filing are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data files included as an exhibit to this filing relate to the risk/return summaries in the prospectus of the Fund, dated January 1, 2015, filed along with the Fund's statement of additional information, also dated January 1, 2015, with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on January 8, 2015.

Please direct any questions regarding this filing to the undersigned at 415-398-2727.

Sincerely,

/s/ Stephen C. Rogers

Stephen C. Rogers
President